Acquisitions and disposals - Asset acquisitions (Details) - Tianjin Haike ¥ in Thousands	1 Months Ended
Dec. 31, 2025 CNY (¥)
Asset Acquisition [Line Items]
Ownership interest percentage acquired	100.00%
Net assets acquired	¥ 60,516
Effective settlement	43,516
Net cash consideration	¥ 17,000